UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

September 30, 2015

1.932721.104
M19-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 6.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$1,000,000	$1,130,890
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	305,340
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	396,557
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,088,270
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	732,817
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	684,528
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	572,020

TOTAL ARIZONA		4,910,422

California - 5.4%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,180,743
California Gen. Oblig. 5.5% 4/1/19	500,000	577,700
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	566,290
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	380,349
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,114,710
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	239,925

TOTAL CALIFORNIA		4,059,717

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	485,802
Florida - 16.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,135,370
Series 2015 A, 5% 7/1/19	500,000	567,685
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	287,793
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	566,510
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	570,635
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	913,336
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	488,925
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,719,495
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,215,335
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	283,940
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,552,004
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,140,090
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,073,992
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	567,930
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	245,000	282,294
5% 10/1/19 (Escrowed to Maturity)	255,000	293,599

TOTAL FLORIDA		12,658,933

Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,024,060
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	226,266

TOTAL GEORGIA		1,250,326

Illinois - 4.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,109,220
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	365,385
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,074,330
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,118,420

TOTAL ILLINOIS		3,667,355

Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	286,010
Iowa - 1.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	940,618
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	340,000	374,891
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,125,550
Maryland - 1.5%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,130,130
Michigan - 5.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,113,890
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	842,355
Royal Oak City School District 5% 5/1/19	700,000	791,161
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,125,750

TOTAL MICHIGAN		3,873,156

Minnesota - 1.2%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	879,467
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	273,320
New Jersey - 10.2%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	118,989
Series 2014 PP, 5% 6/15/19	3,630,000	3,866,238
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	680,994
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	563,385
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	324,312
Series 2012 AA, 5% 6/15/19	2,000,000	2,132,320

TOTAL NEW JERSEY		7,686,238

New Mexico - 0.9%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	684,762
New York - 18.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	306,463
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	270,173
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,283,880
5% 3/1/19	3,000,000	3,391,080
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	571,770
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,141,520
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	298,498
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,820,900
Series II, 4% 5/1/19	1,000,000	1,093,570
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,118,240
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	396,694

TOTAL NEW YORK		13,692,788

Ohio - 2.6%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,026,350
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	919,570

TOTAL OHIO		1,945,920

Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,092,080
Pennsylvania - 4.8%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,541
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	420,684
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	200,594
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	112,639
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,135,370
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	895,280
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	730,159

TOTAL PENNSYLVANIA		3,608,267

Texas - 5.5%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	569,255
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,940,000	3,002,622
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	571,975

TOTAL TEXAS		4,143,852

Virginia - 1.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	500,870
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	506,390

TOTAL VIRGINIA		1,007,260

Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	123,201
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	499,830
Wisconsin - 2.5%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,136,650
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	711,672

TOTAL WISCONSIN		1,848,322

TOTAL MUNICIPAL BONDS
(Cost $70,862,046)		72,248,217
TOTAL INVESTMENT PORTFOLIO - 96.2%
(Cost $70,862,046)		72,248,217
NET OTHER ASSETS (LIABILITIES) - 3.8%		2,833,599
NET ASSETS - 100%		$75,081,816

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $70,862,046. Net unrealized appreciation aggregated $1,386,171, of which $1,645,388 related to appreciated investment securities and $259,217 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2017 Fund

September 30, 2015

1.932719.104
M17-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	465,970
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,111,924

TOTAL ALABAMA		1,577,894

Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	527,620
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	162,188
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	446,685
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	295,638
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	538,175
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	269,760

TOTAL ARIZONA		2,240,066

California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	228,627
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	$625,000	$663,869
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	644,976
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,047,950
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	529,990
Series 2014 A, 5% 7/1/17	2,000,000	2,154,520
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	268,500
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	547,270
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	535,410
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	301,730
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,469,869
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	158,159
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	301,510
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	422,700
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	323,997

TOTAL CALIFORNIA		9,599,077

Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	450,106
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	268,265

TOTAL COLORADO		718,371

Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	455,000	460,560
Series 2014 A, 0.8%, tender 7/26/17 (a)	2,000,000	1,999,640
Series D, 5% 7/1/17	1,000,000	1,075,810
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 7/1/17 @ 100)	675,000	724,336

TOTAL CONNECTICUT		4,260,346

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,073,060
Florida - 13.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	537,090
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	79,754
Series 2009 A1, 5.5% 6/1/17	195,000	209,906
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	84,147
5% 6/1/17 (FSA Insured)	550,000	587,532
5.25% 6/1/17	1,980,000	2,124,599
Series 2012 A1, 5% 6/1/17	750,000	801,180
5.25% 6/1/17 (FSA Insured)	300,000	321,702
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	644,940
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,614,255
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	207,758
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	671,363
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,070,130
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	160,964
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,364,314
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,075,080
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,074,000
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,085,820
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,158,460
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	538,770
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	370,174
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	146,474
5% 10/1/17 (Escrowed to Maturity)	120,000	130,199
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	206,587
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	215,846

TOTAL FLORIDA		17,481,044

Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	284,396
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,076,741
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	264,133
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,077,620
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	104,215
Series 2010, 5% 4/1/17	350,000	372,575
Series A, 5.25% 1/1/17	440,000	465,326
Series GG, 5% 1/1/17	515,000	543,845
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	595,900

TOTAL GEORGIA		4,784,751

Illinois - 4.7%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	312,285
5% 1/1/17 (AMBAC Insured)	650,000	667,108
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	360,587
Series 2011 D, 5% 1/1/17	500,000	522,590
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	536,365
Series 2011 A1, 4% 4/1/17	90,000	94,309
Series 2013, 5% 5/15/17	295,000	312,098
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,143
5% 7/1/17	200,000	214,546
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	518,560
Series 2012, 5% 3/1/17	1,000,000	1,049,200
Series 2014, 4% 2/1/17	1,000,000	1,033,660
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	266,815
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	144,427
5.5% 6/15/17 (FGIC Insured)	75,000	80,867
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	133,054

TOTAL ILLINOIS		6,262,614

Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	506,045
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	237,231

TOTAL INDIANA		743,276

Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	1,215,000	1,287,548
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,137,520
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	527,215
Series 2014, 5% 7/1/17	1,000,000	1,066,260
Series 2015, 5% 7/1/17	400,000	425,144
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	576,125

TOTAL MARYLAND		2,594,744

Massachusetts - 3.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	528,320
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	854,089
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,235,204
Series 2011 B, 5% 8/1/17	1,000,000	1,080,760
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	106,608
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,076,350
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	107,726

TOTAL MASSACHUSETTS		4,989,057

Michigan - 8.2%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,593,840
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,050,380
Forest Hills Pub. Schools 4% 5/1/17	420,000	441,361
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,059,880
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	581,682
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,982,168
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	245,936
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,100,760
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	239,112
5% 5/1/17	1,090,000	1,158,365
Royal Oak City School District 5% 5/1/17	200,000	213,292
Zeeland Pub. Schools 4% 5/1/17	200,000	209,752

TOTAL MICHIGAN		10,876,528

Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,084,810
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	365,005
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	781,648

TOTAL MISSOURI		1,146,653

Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	527,880
Series 2014, 4% 7/1/17	450,000	476,262

TOTAL NEBRASKA		1,004,142

Nevada - 2.9%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,070,930
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	535,180
Series 2014 A, 5.5% 6/15/17	2,000,000	2,159,980

TOTAL NEVADA		3,766,090

New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,370,368
New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,054,910
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,047,310
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	560,422
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,180,806
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	654,036
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	322,530
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	131,648
4% 7/1/17	230,000	242,436
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	302,777
Series 2011 B, 5% 6/15/17	530,000	562,198
Series 2014 AA, 5% 6/15/17	500,000	530,375

TOTAL NEW JERSEY		7,589,448

New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	186,375
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	427,892
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	605,112
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	340,724
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,456,408
Series 2011 B, 5% 8/1/17	1,680,000	1,813,426
Series 2015 A, 5% 8/1/17	2,000,000	2,158,840
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	428,630
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	106,483
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	238,835
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	214,872
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	761,134

TOTAL NEW YORK		9,738,731

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	406,922
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	417,077

TOTAL NORTH CAROLINA		823,999

Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	159,774
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,043,370
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	136,050
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	79,938
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	390,900
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	613,588

TOTAL OHIO		2,423,620

Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	321,246
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	995,460
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	263,385
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	207,242
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,046,850
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,314,983
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,045,520
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	537,890
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,074,000

TOTAL PENNSYLVANIA		6,806,576

Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	587,318
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,039,800
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	137,232
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,206,897
Texas - 6.4%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	107,601
Denton Independent School District Series 2011, 5% 8/15/17	500,000	540,460
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	445,332
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,436,491
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	694,155
5% 5/15/17	100,000	106,793
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	536,545
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	540,190
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	106,090

TOTAL TEXAS		8,513,657

Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	372,334
Washington - 6.3%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,427,608
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,992,640
Series 2014 A, 5% 7/1/17	1,250,000	1,346,800
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	534,120
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,091,963
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	253,198
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	292,610
Series 2014 5% 3/1/17	350,000	371,165

TOTAL WASHINGTON		8,310,104

Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	527,875
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,068,910

TOTAL WISCONSIN		1,596,785

TOTAL MUNICIPAL BONDS
(Cost $128,242,183)		129,144,460

Municipal Notes - 0.8%
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,049,100)	1,000,000	1,067,870
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $129,291,283)		130,212,330
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,936,313
NET ASSETS - 100%		$132,148,643

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $129,291,022. Net unrealized appreciation aggregated $921,308, of which $993,117 related to appreciated investment securities and $71,809 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

September 30, 2015

1.932723.104
M21-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Arizona - 2.9%
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	683,596
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	351,576
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	586,540

TOTAL ARIZONA		1,621,712

California - 6.6%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	588,700
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	589,110
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,180,490
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,545
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$120,889
Series 2011 C, 5% 5/1/21 (a)	500,000	582,445
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	296,763

TOTAL CALIFORNIA		3,656,942

Colorado - 0.7%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	415,762
Connecticut - 1.6%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	875,623
Florida - 14.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	587,150
Series 2015 A, 5% 7/1/21	500,000	586,260
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	296,893
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	497,059
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	891,990
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	888,368
Series 2012 A, 5% 7/1/21	500,000	592,245
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/21	1,000,000	1,171,920
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,168,970
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,173,710
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	381,644

TOTAL FLORIDA		8,236,209

Georgia - 4.2%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,170,730
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	292,958
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	805,541
Series 2011 B, 5% 1/1/21	85,000	99,233

TOTAL GEORGIA		2,368,462

Hawaii - 0.8%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	444,420
Illinois - 7.8%
Chicago Gen. Oblig. 5% 1/1/21	500,000	505,700
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	460,896
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,114,200
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	575,531
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	541,755
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,155,640

TOTAL ILLINOIS		4,353,722

Indiana - 1.6%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,052
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	294,008
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	356,979

TOTAL INDIANA		884,039

Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	542,317
Massachusetts - 1.3%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	237,622
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	463,620

TOTAL MASSACHUSETTS		701,242

Michigan - 6.1%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	574,730
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,290
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	589,335
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,117,620
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	872,805

TOTAL MICHIGAN		3,395,780

Minnesota - 1.4%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	436,188
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	349,107

TOTAL MINNESOTA		785,295

Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	586,465
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	295,485
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	346,734

TOTAL NEVADA		642,219

New Jersey - 12.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	562,605
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	877,170
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	353,909
Series 2015 XX:
5% 6/15/21	1,000,000	1,070,920
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,057,030
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	625,185
Series 2013 A, 5% 7/1/21	100,000	114,609
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,160,090
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	103,263
Series 2011 B, 5% 6/15/21	750,000	803,190

TOTAL NEW JERSEY		6,727,971

New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	560,780
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	566,135
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,185,220
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	810,122
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	677,244
Series 2014, 5% 7/1/21	325,000	380,487
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	234,384

TOTAL NEW YORK		4,414,372

North Carolina - 2.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	234,058
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,189,080

TOTAL NORTH CAROLINA		1,423,138

Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	756,360
Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	412,323
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	745,416
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	569,335
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	579,240

TOTAL PENNSYLVANIA		2,306,314

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	382,619
South Carolina - 1.5%
Horry County School District Series 2011, 5% 3/1/21	700,000	829,143
Texas - 7.1%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	293,258
5% 7/15/21	750,000	879,773
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	292,238
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	446,080
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	590,445
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	594,283
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,193
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	235,948
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	561,870

TOTAL TEXAS		3,976,088

Washington - 5.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	786,551
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,793,993
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	180,826
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,163

TOTAL WASHINGTON		3,057,533

Wisconsin - 2.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,178,980
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $52,438,277)		54,562,727
NET OTHER ASSETS (LIABILITIES) - 2.2%		1,223,669
NET ASSETS - 100%		$55,786,396

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $52,438,277. Net unrealized appreciation aggregated $2,124,450, of which $2,218,192 related to appreciated investment securities and $93,742 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

September 30, 2015

1.958060.102
M23-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 5.1%
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$539,195
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	294,875
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	605,840

TOTAL ARIZONA		1,439,910

California - 5.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	129,787
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	301,213
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	458,948
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,214
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	147,580
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	243,022
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	297,275

TOTAL CALIFORNIA		1,647,039

Colorado - 1.3%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	241,286
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	121,988

TOTAL COLORADO		363,274

Connecticut - 3.7%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	119,304
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	347,382
5% 4/1/23	500,000	578,970

TOTAL CONNECTICUT		1,045,656

Florida - 6.7%
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	250,000	298,375
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	589,365
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	590,405
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	222,622
Series 2014 B, 5% 7/1/23	25,000	29,682
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	169,912

TOTAL FLORIDA		1,900,361

Georgia - 1.9%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	299,558
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	251,160

TOTAL GEORGIA		550,718

Illinois - 11.8%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	239,323
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	353,721
5% 1/1/23	400,000	471,628
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	225,290
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	222,952
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	293,420
Series 2014, 5% 2/1/23	250,000	271,503
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	587,905
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	91,329
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	469,892
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,013
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	90,000	97,505

TOTAL ILLINOIS		3,343,481

Indiana - 1.1%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	296,700
Louisiana - 2.2%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	620,114
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	62,978
Michigan - 5.2%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,468
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	590,275
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	461,214
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	363,744

TOTAL MICHIGAN		1,473,701

Minnesota - 1.0%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	294,688
Nebraska - 3.2%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	896,880
Nevada - 2.1%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	132,524
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	447,351

TOTAL NEVADA		579,875

New Jersey - 7.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	283,858
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	582,764
Series 2015 XX, 5% 6/15/23	250,000	265,383
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	115,283
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	237,140
Series 2013, 5% 7/1/23	200,000	236,210
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	283,315
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	241,494

TOTAL NEW JERSEY		2,245,447

New Mexico - 4.3%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,213,263
New York - 13.3%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	406,133
Series 2014 B, 5% 7/1/23	250,000	290,095
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	723,456
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	602,885
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	619,687
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	773,650
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	358,050

TOTAL NEW YORK		3,773,956

Ohio - 3.3%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	447,876
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,041
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	365,724

TOTAL OHIO		928,641

Oregon - 1.1%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	296,425
Pennsylvania - 3.8%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	355,651
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	594,800
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	118,570

TOTAL PENNSYLVANIA		1,069,021

Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,245
Texas - 6.0%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	167,765
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	297,453
Series 2015 D, 5% 5/15/23	500,000	594,905
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	355,038
Series 2015 B, 5% 1/1/23	250,000	296,048

TOTAL TEXAS		1,711,209

Washington - 4.2%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,098
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	294,105
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	355,626
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	337,542
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	134,405

TOTAL WASHINGTON		1,181,776

TOTAL INVESTMENT PORTFOLIO - 96.2%
(Cost $26,695,059)		27,218,358
NET OTHER ASSETS (LIABILITIES) - 3.8%		1,080,402
NET ASSETS - 100%		$28,298,760

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $26,694,996. Net unrealized appreciation aggregated $523,362, of which $648,041 related to appreciated investment securities and $124,679 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015